Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Basis of presentation
(a)	Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation
(b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated upon consolidation.
The Group evaluates the need to consolidate its VIEs and VIEs’ subsidiaries in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.
As foreign-invested companies engaged in internet-based businesses is subject to significant restrictions under current PRC laws and regulations, the Group and its PRC subsidiary, Vipshop (China) Co., Ltd. (“Vipshop China”), as a wholly foreign owned enterprise (“WFOE”), are restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, the Group conducts the Internet-related operations in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”).
In order to exercise effective control over these PRC domestic companies, the Group, through Vipshop China, entered into a series of contractual arrangements with these PRC domestic companies and the Nominee Shareholders, pursuant to which the Group is entitled to receive effectively all economic benefits generated from the Nominee Shareholders’ equity interests in these PRC domestic companies. By entering into a series of contractual arrangements, the Group established three sets of VIEs: (i) Vipshop China, Guangzhou Vipshop
E-Commerce
Co., Ltd. (“Vipshop
E-Commerce”)
and shareholders of Vipshop
E-Commerce;
(ii) Vipshop China, Vipshop Information Technology Co., Ltd. (“Vipshop Information”) and shareholders of Vipshop Information; and (iii) Vipshop China, Pin Jun Tong Enterprise Management & Consulting Co., Ltd. (“Pin Jun Tong”) and shareholders of Pin Jun Tong.
The Group has concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Group is the ultimate primary beneficiary.
The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through the WFOE, entered into with the consolidated VIEs and their Nominee Shareholders:
Equity Interest Pledge Agreements
The Nominee Shareholders of these PRC domestic companies pledged all their equity interests in these PRC domestic companies as collateral to ensure that these PRC domestic companies fully performs its obligations under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Loan Agreement, and pays the consulting and service fees and repays the loan and the accrued interests to the WFOE when the same becomes due. The agreement will remain in effect until all of the obligations of these PRC domestic companies under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Loan Agreement have been duly performed or terminated.
Exclusive Option Agreement
The Nominee Shareholders of these PRC domestic companies granted the WFOE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in these PRC domestic companies at the WFOE’s sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is equal to the higher of: (i) the amount of registered capital actually contributed by the equity holder; or (ii) a minimum price permitted by applicable PRC laws.
Power of Attorney Agreements
The Nominee Shareholders of these PRC domestic companies irrevocably authorized the WFOE to exercise the rights related to their shareholdings, including attending shareholders’ meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in these PRC domestic companies, and appointment of the executive directors and senior management of these PRC domestic companies. The WFOE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in these PRC domestic companies.
Exclusive Business Cooperation Agreement
The WFOE entered into an agreement with these PRC domestic companies to provide these PRC domestic companies with technical, consulting and other services. In consideration of these services, these PRC domestic companies shall pay the WFOE fees equal to 100% of its net income of these PRC domestic companies, provided that the WFOE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The WFOE will exclusively own any intellectual property arising from the performance of this agreement. These PRC domestic companies has no right to terminate this agreement unless the WFOE commits gross negligence or fraud.
Loan Agreement
The WFOE entered into a loan agreement with the Nominee Shareholders, to provided them loans solely for the purpose of contribution or increase of registered capital or working capital of these PRC domestic companies. The WFOE has the sole discretion to determine the method of repayment, including requiring the Nominee Shareholders to transfer their equity interests in these PRC domestic companies to the WFOE or its designated person.
Vipshop
E-Commerce
was established by Mr. Eric Ya Shen and Mr. Arthur Xiaobo Hong on June 22, 2017. As of December 31, 2020, shareholders of Vipshop
E-Commerce
are Mr. Eric Ya Shen and Mr. Arthur Xiaobo Hong, holding 66.67% and 33.33% of the total equity interests in Vipshop
E-Commerce,
respectively. Vipshop
E-Commerce
holds the licenses necessary to conduct the Internet-related operations of vipshop.com and vip.com in China.
Risks in relation to the VIE structure
The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the Contractual Agreements, which include but are not limited to the following:

•
If the Group’s ownership structure, are found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of the WFOE, Vipshop
E-commerce,
Vipshop Information, Pin Jun Tong, revoking the business licenses or operating licenses of the WFOE, Vipshop
E-commerce,
Vipshop Information, Pin Jun Tong shutting down the Group’s servers or blocking the Group’s websites, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group’s use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group’s business;

•
The Group relies on the Contractual Arrangements with the VIEs and their equity holders for a majority all of its PRC operations, which may not be as effective as direct ownership in providing operational control;

•
The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the Contractual Arrangements with the VIEs and their equity holders in the event of a breach or non-compliance
by the VIEs or their equity holders;

•
The Nominee Shareholders of the VIEs are also directors of the Group or its subsidiaries, and has a duty of care and loyalty to the Group and its shareholders as a whole under Cayman Islands law. Under the Contractual Arrangements with the VIEs and the Nominee Shareholders, (a) the Group may replace any such individual as a shareholder of the VIEs at the Group’s discretion, and (b) each of these individuals has executed a power of attorney to appoint the WFOE or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Group cannot assure that these individuals will act in the best interests of the Group should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Group’s favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Group cannot resolve any conflicts of interest or disputes between the Group and any of these individuals, the Group would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

•
There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. On March 15, 2019, the National People’s Congress approved the PRC Foreign Investment Law, which became effective on January 1, 2020 and replace the existing laws regulating foreign investment in China. The PRC Foreign Investment Law embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. Under the newly enacted PRC Foreign Investment Law, there are substantial uncertainties relating to its interpretation and implementation. It is possible that future legislations promulgated by the State Council may provide for contractual arrangements as a form of foreign investment and subject to foreign investment restrictions. It is therefore uncertain whether the Group’s corporate structure may be deemed as violating the foreign investment restrictions in China. If the Group fails to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group’s current corporate structure, corporate governance, and business operations could be materially and adversely affected.

The financial information of the Group’s VIEs and VIEs’ subsidiaries, including total assets, total current liabilities, total liabilities, net revenues, total operating expenses, net (loss) income and cash flows after intercompany eliminations are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Total assets	10,388,986	4,792,049
Total current liabilities	(3,957,003)	(3,335,367)
Total liabilities	(4,002,131)	(3,371,662)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	2,455,488	3,613,683	2,320,227
Total operating expenses	(5,826,283)	(6,095,095)	(658,336)
Net (loss) Income	(3,531,460)	(2,206,270)	1,663,675

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(294,853)	4,807,929	1,900,300
Net cash (used in) provided by investing activities	(48,162)	(2,206,121)	1,243,614
Net cash used in financing activities	(17,698)	(13,125)	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of estimates
(c)	Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group’s management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include inventory write-down, valuation of goodwill and assets acquired in business acquisition, valuation of other investments and valuation of account receivables arising from customers. Changes in facts and circumstances may result in revised estimates.

Cash and cash equivalents
(d)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments with maturity of less than three months.
Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

Restricted cash
(e)	Restricted cash
The Group’s restricted cash mainly represents: (1) deposits held in a designated bank account under the cooperative lending arrangement with a bank in which the Group is required to maintain at all times a certain percentage of the outstanding principal of total lending amount with a bank, (2) deposits held in a designated account in the People’s Bank of China related to online payments service.

Short-term investments
(f)	Short-term investments
Short-term investments consist primarily of time deposits and financial products offered by commercial banks in the PRC with fixed maturity dates ranging from three months to one year.

Inventories
(g)	Inventories
Inventories consisting of products available for sales are valued at the lower of cost or net realizable value with cost determined using the weighted average cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable transportation cost. Adjustments are recorded when future estimated net realizable value is less than cost. Write-downs are recorded in cost of revenues in the consolidated statements of income and comprehensive income.
Inventory write-down is estimated based on significant management estimates and assumptions used to determine the write-down
percentages that are applied to different aging groups and assess the quality of the merchandizes within each category. In determining the write-down percentages on inventories, the Company takes into considerations of factors, such as the inventories’ aging, historical trends, historical and forecasted demands, expected selling prices and future promotional events. Changes in the write-down percentages could have a significant impact on the recorded balance of inventories on the financial statements.

Accounts receivable, net
(h)	Accounts receivables, net
Accounts receivables are mainly receivables from consumer financing business, online promotional and advertising services, and warehousing services to the Group’s vendors, which are stated at the historical carrying amount net of allowance for uncollectible accounts. The Group makes estimates of expected credit losses for the allowance for credit losses based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, probabilities of default and loss given default rates of different types of accounts receivables in each business, credit quality of certain accounts receivables, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible accounts receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that is not probable for the balance to be collected.
Accounts receivables expected to be settled in more than one year as of the balance sheet date are classified into other long-term assets on the consolidated balance sheets.

Loan receivables, net
(i)	Loan receivables, net
Loan receivables mainly represent microcredit made to qualified individual customers who are the end users of the Group’s online marketplace business. The loan periods extended by the Group to the individual customers mainly range from 3 months to 24 months. The Group makes estimates of expected credit loss for the allowance for credit losses based upon its assessment of various factors, including historical experience, the age of loan receivables, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the counterparties. Uncollectible loan receivables are written off when the Group has exhausted all efforts and determined that it is probable the balance will not be collected.
The loan receivables expected to be settled in more than one year as of balance sheet date are classified into other long-term assets on the consolidated balance sheets.

Other receivables and prepayments, net
(j)	Other receivables and prepayments, net
Other receivables and prepayments mainly consisted of advances to suppliers, VAT and EIT recoverable, loans to third parties and others, which are stated at the historical carrying amounts. The Group makes estimates of expected credit loss for the allowance of other receivables upon its assessment of various factors, including probability of default and loss given default rate of different types of other receivables in each business, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible other receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that it is probable the balance will not be collected.

Property and equipment, net
(k)	Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in other operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Estimated useful life
Buildings	20 to 30 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	4 to 5 years
Software	3 years
Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles to be 5%.

Land use rights, net
(l)	Land use rights, net
Land use rights represent the amounts paid and relevant costs incurred for the Group’s leases for the right of use for lands located in PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use right agreements.

Intangible assets, net
(m)	Intangible assets, net
Acquired intangible assets mainly consist of domain names, customer relationships, non-compete
agreements, trademarks and payment license acquired from third parties and from business combination.
Domain name and trademarks purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic lives.
Identifiable intangibles assets acquired in business combination are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion.
Intangible assets with a definite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets are computed using the straight-line method over the intangible assets’ economic lives.
Alternatively, intangible assets acquired in a business combination with indefinite lives are carried at cost less subsequent accumulated impairment loss. Cost to renew or extend the term of a recognized intangible asset is charged to profit or loss as incurred in the consolidated statements of income and comprehensive income.
Estimated economic lives of the intangible assets are as follows:

Estimated economic life
Customer relationships	4-14 years
Trademarks	2-5 years
Non-compete agreement	3 years
Domain names	2-5 years
Payment license	Indefinite life

Investments in equity method investees and other investments
(n)	Investments in equity method investee and other investments
Investments accounted under the equity method
Equity investments for which the Group has significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Group adjusts the carrying amount of the investments and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment.
The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value.
Equity investment without readily determinable fair value
The Group’s other investment comprise of investments in privately-held companies and do not have readily determinable fair value.
The Group measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in statements of income and comprehensive income.

Impairment of long-lived assets
(o)	Impairment of long-lived assets
The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets.
The Group evaluates intangible asset that is not subject to amortization for impairment annually and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment test for indefinite-lived intangible asset and compares of the fair value of the asset with its carrying amount. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the long-lived assets and intangible asset as its new accounting basis.
The Group recorded an impairment of nil, RMB537,579 and RMB47,022 during the years ended December 31, 2018, 2019 and 2020, respectively, in general and administrative expenses on the consolidated statements of income and comprehensive income.

Goodwill
(p)	Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.
Prior to January 1, 2020, the Group performed a
two-step
quantitative impairment test to determine the amount, if any, of goodwill impaired. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit and their carrying amounts will be recorded. Starting from January 1, 2020, the Group adopted ASU
2017-04,
which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The impairment test is performed as of year-end
or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.
In the fourth quarter of 2019, the Group has outsourced all of its delivery activities to third party couriers and ceased the operations of its logistic services unit. Accordingly, the Group has impaired all goodwill related to its logistic business in the amount of RMB278,263 in 2019. No impairment has been recorded for the year ended December 31 2018 or 2020.

Business combinations and non-controlling interests
(q)	Business combinations and non-controlling interests
The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.
In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree at the acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.
For the Group’s majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling
interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net income attributable to non-controlling
interests. The cumulative results of operations attributable to non-controlling
interests, are recorded as
non-controlling
interests on the Group’s consolidated balance sheets.

Leases
(r)	Leases
The Group adopted ASC Topic 842—Leases (“ASC 842”) on January 1, 2019 using the modified retrospective transition approach, applying the new standard to leases existing at the date of initial adoption. The Group elected to apply the transition requirements at the effective date rather than at the beginning of the earliest comparative period presented with a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption, and prior periods were not restated. Upon adoption, the Group elected the practical expedients available under ASC 842, which permits the Group to not reassess the lease identification, lease classification and initial direct costs associated with any expired or existing contracts as of the date of adoption, as well as using hindsight in determining the lease term and in assessing impairment of the Group’s ROU assets. In connection with the adoption of ASC 842, the Group made an accounting policy election for all lease related asset classes, to account for the lease and non-lease
components as a single lease component. The Group has also made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases continue to be recognized in the consolidated statements of income and comprehensive income on a straight-line basis over the lease term.
The scope of ASC 842 also includes land use rights and the accounting policy is included in Note 2(l).
From the Perspective of Lessee
The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset.
At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.
A lease liability is recognized for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term.
The Group uses the incremental borrowing rate in determining the present value of lease payments, unless the implicit rate is readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral. If lease terms include options to extend or terminate the lease, the ROU asset and lease liability are measured based on the reasonably certain decision.
Upon the adoption of ASU
2016-02
on January 01, 2019, the Group elected to use the remaining lease term as of January 1, 2019 in the estimation of the applicable discount rate for leases that were in place at adoption.
For the initial measurement of the lease liabilities for leases commencing after January 1, 2019, the Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as operating lease liabilities, current and operating lease liabilities, non-current,
respectively, in the consolidated balance sheets.
The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses includes rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.
Repayments of operating liabilities, variable lease payments and short-term lease payments will be classified in operating activities. If payments made for operating leases represent the costs of bringing another asset to the condition and location necessary for its intended use, such amounts will be classified as investing activities.
As a result of the adoption, the Group recognized approximately RMB451,390 ROU assets recorded in ROU assets and corresponding lease liability in operating lease liabilities on the consolidated balance sheet as of January 1, 2019. The adoption had no material impact on the Group’s consolidated statements of income and comprehensive income for the year ended December 31, 2019, or the opening balance of retained earnings as of January 1, 2019.
From the Perspective of Lessor
The Group does not have material lessor contracts before the acquisition of Shan Shan Outlets. Shan Shan Outlets leases shop spaces in outlet malls to brand shops to conduct commercial selling activities under operating leases from 3 to 5 years.
Under ASC 842, which created a practical expedient that provides lessors an option not to separate lease and non-lease
components if both of the following criteria are met: (1) the timing and pattern of transfer of the lease and non-lease
component(s) are the same and (2) the lease component would be classified as an operating lease if it were accounted for separately. If both criteria are met, the combined component is accounted for in accordance with ASC 842 if the lease component is the predominant component of the combined component; otherwise, the combined component is accounted for in accordance with the revenue recognition standard. The Group determined that the lease arrangements meet the criteria taking the practical expedient and to account for the lease and non-lease
components as a single lease component under ASC 842. The Group recognized consideration received from the leases, together with other non-lease
components including common area maintenance arrangements on a straight-line basis as the lease component is the predominant component of the combined component.
The Group, as a lessor, retain substantially all of the risks and benefits of ownership of the properties and continue to account for its leases as operating leases. There’s no terms and conditions exist to grant the option for the tenant to purchase the properties upon termination of the lease. Renewal of the leases are on a negotiation basis before termination and penalty is imposed if the lessees early terminate the leases. The majority of the Group’s lease contracts are based on the higher of 1) fixed lease payment and 2) variable lease payment based on percentage of gross revenue generated by each tenant. The Group recognizes fixed lease income on a straight-line basis over the terms of the leases and variable lease income are recognized when incurred, both included in other revenues on the consolidated statements of income and comprehensive income.
The lessees are generally required to provide the Group with a deposit, which is recorded in accrued expenses and other current liabilities on the consolidated balance sheets. Pursuant to the term of membership agreement, the amount of deposit may be applied if any damage caused to the Group.
The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group relies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

Revenue recognition
(s)	Revenue recognition
The Group recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Group expects to receive in exchange for those goods or services. To determine revenue recognition for the arrangements that the Group determines are within the scope of Topic 606, the Group performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.
Product revenue recognition
The majority of the Group’s revenue is derived from online product revenue. The Group recognizes revenue from the sale of apparel, fashion goods, cosmetics, home goods and lifestyle products and other merchandizes through its online platforms, including its internet website and cellular phone application. The Group recognizes revenue at the point of time when the goods have been accepted by the customers. The customers have the options to pay for the goods in advance, upon acceptance of the goods or to pay over an agreed upon instalment period.
For offline product revenue and merchandizes sold through Shan Shan Outlets, the Group recognizes product revenue at the point of time when customers pay and obtain control of the merchandizes.
Revenue was recorded net of surcharges and value added tax (“VAT”) of gross sales. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. Revenues also include fees charged to customers for shipping and handling expenses.
The Group records all product revenue on a gross basis. To determine whether the Group is an agent or principal in the sale of products, the Group considers the following indicators: the Group is primarily responsible for fulfilling the promise to provide the specified goods or services, is subject to inventory risks before the specified goods or services have been transferred to a customer or handling the return of the goods after transfer of control to the customers, and has discretion in establishing the price of the specified goods or services.
Return rights
The Group offers online sales customers with an unconditional right of return for a period of 7 days upon receipt of the products on sales from its platforms. The Group reduces online product revenues by an estimate of expected customer merchandize returns, which is calculated based on historical return patterns, and recorded as a refund liability included in accrued expenses and other current liabilities (Note 12).
Membership reward program
The Group grants Weipin Coins to customers when they purchase goods from its online platforms. Weipin Coins can be used to offset against payments when customers make their future purchases. This program was terminated as of December 31, 2019.
The Group considers Weipin Coins as a separate performance obligation and allocates the transaction price proportionally between the product sold and Weipin Coins granted on a relative standalone selling price basis in consideration of the likelihood of future redemption based on historical experience and the equivalent value per Weipin Coin when they are redeemed. The deferred income recorded for Weipin Coins is considered as a contract liability. As of December 31, 2019 and 2020, the Group recorded deferred income related to Weipin Coins of RMB138,017 and nil, respectively.
New members who register on the Group’s online platforms or existing members introducing new members to the Group’s online platforms will be granted free Weipin Coins. These Weipin Coins are not related to prior sales and are recorded as reduction of revenue at the time of use.
Other revenues
Other revenues consist of (1) commission from platform access; (2) logistic service to external customers; (3) promotional and advertising service; (4) inventory and warehouse management service and (5) interest income from microcredit and consumer financing (6) loan facilitation service income and (7) membership fee income and (8) lease income and other miscellaneous income mainly earned from the Shan Shan Outlets.
The Group charges commission fees to third-party merchants for access to the Group’s platform for sales of their products. The Group is not primarily responsible for fulfilling the promised contracts, as it does not bear the inventory risk, nor has the discretion in establishing prices. Upon successful sales on the Group’s online platforms, the Group charges the third-party merchants commission fees.
Prior to November 2019, the Group provided logistic services to third parties. The Group also provides warehousing and distribution services to its vendors. Revenue from logistic, warehousing and distribution services are recognized at the point of time upon completion of the performance of services.
Other revenue from promotional and advertising, inventory and warehouse management services are recognized over the period during which the services are provided, net of VAT.
In connection with the Group’s product revenues, certain approved customers have the option to pay for the goods over an instalment period up to 24 months. Significant financing component exists in sales paid by instalments. The Group elected the practical expedient not to adjust the promised amount of consideration for the effects of a significant financing component for all instances in which the period between payment and transfer of the goods will be one year or less. For the contracts with instalment period over 12 months, the transaction price is adjusted for the effects of the time value of money which is equivalent to the amounts charged in separate financing transaction between the Group and its customers at contract inception. The revenues earned from the financing service is recognized over the instalment period and included in other revenues.
The Group cooperates with banks and third-party consumer financing companies to provide consumer loans to qualified customers, and is entitled to service channel fees calculated as a percentage of the loan amounts. Revenue is recognized when the banks or third-party consumer financing companies grant customers the loans. The Group is not responsible for any activity post loan originations nor does it provide any guarantee for the loans. The Group considers its performance obligation is completed upon the loan origination and the service fee is recognized as revenue at that point in time.
The Group has a paid online membership program called Super VIP, which allows its members to enjoy certain privileges. The revenue related to the membership fee is recognized on a straight-line basis over the period of the membership.
Shan Shan Outlets leases its shop space to various brand shops to conduct sales activities, the related revenue is accounted under ASC Topic 842—Leases, please refer to detail information in Note 2(r). Other miscellaneous income such as advertising income is recognized over the period where the service provided.
Remaining performance obligations
Remaining performance obligations represent the transaction price allocated to unsatisfied or partially unsatisfied performance obligations. For the years ended December 31, 2019 and 2020, the Group had unfulfilled performance obligations for products to be passed to customers of RMB1,118 million and RMB1,380 million, and performance obligations related to Weipin Coins granted to customers and Super VIP membership fee of RMB382 million and RMB297 million, respectively. The Group expects revenue to be recognized for the remaining performance obligations within the next year. The remaining performance obligations are accounted under advance from customers and deferred income.
The remaining performance obligation in relation to the financing service represents the remaining period of financing benefit to the customers based on the agreed upon instalment periods.
Disaggregation of revenue
The Group disaggregates its product revenue from different types of contracts with customers by principal product categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 28 for product revenues by principal product categories. The Group disaggregates its other revenue from different types of contracts with customers by service income and lease income, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. The amounts of service income and lease income were RMB3,010,972 and RMB2,701, RMB4,193,951 and RMB79,156, RMB3,963,765 and RMB445,012 for the years ended December 31, 2018, 2019 and 2020, respectively.
Contract balances
The estimated inventories
in-transit
relating to estimated returns are contract assets included in inventories. The balance of contract assets is RMB177,783 and RMB213,591 as of December 31, 2019 and 2020, respectively.
The Group’s contract liabilities consist of prepayments from customers, unredeemed Weipin Coins and Super VIP membership reward program and refund liability related to estimated return. As of December 31, 2019 and 2020, the balances of the contract liabilities are RMB1,726 million and RMB1,949 million, included in advances from customers, deferred income and accrued expenses and other current liabilities.
All contract liabilities as of January 1, 2020 were recognized as revenue during the year ended December 31, 2020. All contract liabilities as of year ended December 31, 2020 are expected to be realized in the following year.

Cost of revenues
(t)	Cost of revenues
Cost of revenues consists primarily of cost of merchandizes sold, inventory write-down, cost relating to logistics service rendered to external customers, occupancy cost for retail shops including rental cost, maintenance costs, depreciation cost and utility cost of the outlets. The amounts of inventory write-down were RMB440,823, RMB347,498 and RMB554,850 for the years ended December 31, 2018, 2019 and 2020, respectively. Cost of revenues does not include fulfillment expenses and on-line payment processing fee, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.
The Group provides financing to some of its suppliers by advancing them cash for portions of accounts payables the Group owes to them, and receives interest over the financing periods which is presented as a reduction to cost of revenues. The advances to these suppliers related to the Group’s financing activities have no offsetting rights against the Group’s accounts payables to these suppliers, and are presented as part of other receivables and prepayments in the consolidated balance sheets Note 5.

Fulfilment expenses
(u)	Fulfilment expenses
Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses and packaging expenses. In the fourth quarter of 2019, the Group has ceased its own logistics delivery operations and outsourced all of its delivery activities to third party couriers. The costs paid to the third party couriers are included in fulfilment expenses.

Marketing expenses
(v)	Marketing expenses
Marketing expenses primarily consist of payroll, bonus and benefits of marketing staff, advertising costs, agency fees and costs for promotional materials.
Advertising expenses are charged to the consolidated statements of income and comprehensive income in the period incurred. The amounts of advertising expenses incurred were RMB1,651,996, RMB2,234,291 and RMB3,078,532 for the years ended December 31, 2018, 2019 and 2020, respectively.

Technology and content expenses
(w)	Technology and content expenses
Technology and content expenses primarily consist of payroll, bonus and benefits of the staff in the technology and system department, telecommunications expenses, model fees and photography expenses.

General and administrative expenses
(x)	General and administrative expenses
General and administrative expenses primarily consist of payroll, bonus and benefit costs for retail and corporate employees, legal, finance, information systems, rental expenses, payment processing fees and other corporate overhead costs.

Foreign currency transactions and translations
(y)	Foreign currency transactions and translations
The functional currency of the Company, Vipshop HK and other offshores subsidiaries is the United States dollar (“US dollar”). The functional currency of all the other significant subsidiaries and the VIEs is RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the prevailing exchange rates as of the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.
RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.
The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash, cash equivalents and restricted cash denominated in RMB amounted to RMB7,565,817 and RMB12,616,284 as at December 31, 2019 and 2020, respectively.

Convenience translation
(z)	Convenience translation
Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of RMB6.5250 to US$1.00, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2020.

Taxation
(aa)	Taxation
Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing the consolidated financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements at the end of each reporting period and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Value added taxes
(ab)	Value added taxes (“VAT”)
The Group’s PRC subsidiaries are subject to VAT at rates ranged from 6% to 16% before April 2019 and 3% to 13% since April 2019, compared with 6% to 16% since May 2018, on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds and service incurred. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

Comprehensive income (loss)
(ac)	Comprehensive income (loss)
Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of income and comprehensive income, and other comprehensive income (loss) includes foreign currency translation adjustments.

Concentration of credit risk
(ad)	Concentration of credit risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, net, short-term investments, amounts due from related parties, loan receivables, net and other receivables, net.
The Group places its cash and cash equivalents, restricted cash and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable are primarily due from consumer financing services. There are no significant credit risk concentrated with any specific end customers under consumer financing, microcredit loans or suppliers under financing service arrangements. With respect to advances to product suppliers included in other receivables, the Group performs on-going
credit evaluations of the financial condition of its suppliers. Amounts due from related parties are prepayments related to purchases of goods and services from the entities controlled by shareholders of the Company. Due to the nature of the relationship, the Group considers there to be no collection risks in regard to amounts due from related parties.
On January 1, 2020, the Group adopted ASU 2016-13 using the modified retrospective transition method. ASU
2016-13
replaces the existing incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model for its financial instruments within the scope of this standard, which are primarily accounts receivable, other receivables, and loan receivables. The cumulative effect from the adoption as of January 1, 2020 was RMB90,770, which is recorded in retained earnings.

Fair value of financial instruments
(ae)	Fair value of financial instruments
Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2
Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s short-term financial instruments include cash and cash equivalents, restricted cash, short-term investments, receivables and prepayments, payables, amounts due from related parties, other current liabilities, amounts due to related parties, advance from customers, and short-term loan. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments. The carrying amounts of the long-term receivables and long-term bank borrowings approximate their fair values as the interest rates are comparable to the prevailing interest rates in the market.
The Group measures its equity investment with readily determinable fair value at its quoted price in active markets.
The financial guarantee arises from the acquisition of Shan Shan Outlets and certain cash-settled share-based compensation arrangements granted by Shan Shan Outlets are recorded as Level 3 financial instruments which are revalued at each reporting period end. The fair value of the financial guarantee is determined using the credit default method, with reference to the default and recovery rate of comparable guaranteed companies. The default and recovery rate applied are based on the default and recovery rate published by Standard & Poor’s (“S&P”) and Moody’s respectively, sorted by credit rating. The fair value of the liability relating to the cash-settled share-based compensation arrangements was determined using the Monte Carlo Simulation through simulation of the future net profits of the Shan Shan Outlets as disclosed in Note 27(c).
The Group measures equity method investments and equity investments without readily determinable at fair value on a nonrecurring basis when they are deemed to be impaired. The equity investments without readily determinable, which is included in other investments, is recorded at cost minus impairment, and if any, adjusted by observable price changes in orderly transactions for the identical or similar investments of the same issuer. The fair values of these investments are determined based on valuation techniques using the best information available. An impairment charge to these investments is recorded when the carry amount of an investment exceeds its fair value and this condition is determined to be other-than-temporary.

Share-based compensation
(af)	Share-based compensation
Employee share-based compensation
Share-based payments made to employees, including equity-classified employee share options, liability-classified employee share options, and non-vested
shares issued to employees which the Group has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the fair values of the awards, which are determined on the grant date and each reporting period end, respectively for equity-classified employee share options and liability-classified employee share options. The Group recognizes compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the fair value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up
adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Non-employee
share-based compensation
Share-based compensation made to
non-employees
are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee
services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions using the share price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.
As the quantity and terms of the equity instruments issued to non-employees
are known up front, the Group recognizes the cost incurred during financial reporting periods before the measurement date. The Group measures the equity instruments at their then-current fair values at each of the financial reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

Earnings per share
(ag)	Earnings per share
Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Segment reporting
(ah)	Segment reporting
Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.
Prior to the year ended December 31, 2019, the Group has identified two major operating segments, Vip.com segment and internet finance, in which the CODM reviews its financial result on a regular basis. For the year ended December 31, 2019, the Group has determined it has four operating segments, Vip.com, internet finance, Shan Shan Outlets, and offline shops. Vip.com and Shan Shan Outlets have been identified as reportable segments. Internet finance and offline shops operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold. The financial information of the respective segments are disclosed in Note 28.

Accounting standards issued but not adopted
(ai)	Accounting standards issued but not adopted
In December 2019, the FASB issued ASU
2019-12,
“Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes.”
The ASU is expected to reduce cost and complexity related to the accounting for income taxes by removing specific exceptions to general principles in Topic 740 (eliminating the need for an organization to analyze whether certain exceptions apply in a given period) and improving financial statement preparers’ application of certain income tax-related
guidance. This ASU is part of the
FASB’s simplification initiative to make narrow-scope simplifications and improvements to accounting standards through a series of short-term projects. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently assessing the impact that ASU
2019-12
will have on its future consolidated financial statements.
In October 2020, the FASB issued Accounting Standards Update No.2020-10, Codification Improvements – Disclosures (“ASU
2020-10”)
to align with the SEC’s regulations. This ASU improves consistency by amending the codification to include all disclosure guidance in the appropriate disclosure sections and clarifies application of various provisions in the Codification by amending and adding new headings, cross referencing to other guidance, and refining or correcting terminology. The Group is currently assessing the impact that ASU 2020-10 will have on its future consolidated financial statements.